Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2016	38,648,461
Balance at Dec. 31, 2016	$ 399,774	$ 51,540	$ (163,438)	$ (71,342)	$ 7,329	$ 223,863
Tax benefit on stock-based compensation			476			476
Net earnings			94,074			94,074
Pension liability adjustments, net of tax				1,125		1,125
Foreign currency translation gain (loss)				16,648		16,648
Unrealized gain on interest swaps, net of tax				552		552
Other comprehensive earnings (loss) attributable to NCI				9,860	171	10,031
NCI share of earnings			(20,319)		3,631	(16,688)
NCI redemption increment			(22,393)			(22,393)
Distributions to NCI					(5,587)	(5,587)
Acquisitions of businesses, net					(1,087)	(1,087)
Subsidiaries’ equity transactions		(4,176)				(4,176)
Stock option expense		4,425				$ 4,425
Stock options exercised (in shares)	285,700					285,700
Stock options exercised	$ 7,210	(1,570)				$ 5,640
Dividends			(3,889)			(3,889)
Balance (in shares) at Dec. 31, 2017	38,934,161
Balance at Dec. 31, 2017	$ 406,984	50,219	(115,489)	(43,157)	4,457	303,014
Net earnings			128,574			128,574
Pension liability adjustments, net of tax				1,638		1,638
Foreign currency translation gain (loss)				(13,087)		(13,087)
Unrealized gain on interest swaps, net of tax				129		129
Other comprehensive earnings (loss) attributable to NCI				(6,741)	(60)	(6,801)
NCI share of earnings			(23,207)		2,717	(20,490)
NCI redemption increment			(7,709)			(7,709)
Distributions to NCI					(2,474)	(2,474)
Acquisitions of businesses, net					(220)	(220)
Subsidiaries’ equity transactions		(496)				(496)
Stock option expense		6,394				$ 6,394
Stock options exercised (in shares)	278,975					278,975
Stock options exercised	$ 8,821	(1,400)				$ 7,421
Dividends			(3,920)			(3,920)
Balance (in shares) at Dec. 31, 2018	39,213,136
Balance at Dec. 31, 2018	$ 415,805	$ 54,717	$ (21,751)	$ (61,218)	$ 4,420	$ 391,973